Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Schedule Of Taxes Payable Abstract
Value-added tax, net	$ 912,637	$ 890,620
Company Income tax	1,733,416	1,645,556
Other taxes	126,265	116,678
Total	$ 2,772,318	$ 2,652,854